Supplement to the Currently Effective Statutory Prospectuses and Statements of Additional Information

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses and Statements of Additional Information (SAI) for the Funds listed below, effective on or about April 17, 2020 and May 15, 2020 as set forth below:

April 17, 2020	May 15, 2020

Invesco American Value Fund

Invesco Dividend Income Fund

Invesco Oppenheimer Discovery Mid Cap Growth Fund

Invesco Oppenheimer Dividend Opportunity Fund

Invesco Oppenheimer Equity Income Fund

Invesco Oppenheimer Mid Cap Value Fund

Invesco Oppenheimer Small Cap Value Fund

Invesco Real Estate Fund

Invesco Technology Fund

Invesco Government Money Market Fund

Invesco Intermediate Term Municipal Income Fund

Invesco Oppenheimer Gold & Special Minerals Fund

Invesco Oppenheimer Government Cash Reserves Fund

Invesco Oppenheimer International Diversified Fund

Invesco Oppenheimer Limited-Term Bond Fund

Invesco Oppenheimer Main Street Mid Cap Fund

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund

Invesco Oppenheimer Rochester® California Municipal Fund

Invesco Oppenheimer Rochester® Municipals Fund

Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund

Invesco Quality Income Fund

Invesco Short Duration High Yield Municipal Fund

Invesco Short Term Bond Fund

Invesco Small Cap Growth Fund

This supplement amends the Statutory Prospectuses and SAIs of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAIs and retain it for future reference.

At meetings held on December 9-11, 2019, the Boards of Trustees of the Funds approved the following changes to the Funds, which changes are effective on or about April 17, 2020 and May 15, 2020 as set forth above.

1.	The following reduced fee schedules replace in their entirety the current advisory fee schedules under the heading “Fund Management – Adviser Compensation” in the Statutory Prospectus for each Fund.

Fund	Reduced Fee Schedule
Invesco Oppenheimer Main Street Mid Cap Fund[1]	0.735% of the first $200M 0.73% of the next $200M 0.69% of the next $200M 0.66% of the next $200M 0.60% of the next $4.2B 0.58% of the excess over $5B

Fund	Reduced Fee Schedule
Invesco Oppenheimer Rochester® California Municipal Fund[1]	0.48% of the first $500M 0.455% of the next $250M 0.425% of the next $250M 0.38% of the next $500M 0.37% of the next $500M 0.355% of the next $500M 0.35% of the next $1.5B 0.33% of the excess over $4B
Invesco Oppenheimer Rochester® Municipals Fund[1]	0.48% of the first $500M 0.455% of the next $4.5B 0.45% of the next $3B 0.44% of the next $6B 0.42% of the excess over $14B
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund[1]	0.51% of the first $500M 0.41% of the next $250M 0.40% of the next $250M 0.38% of the next $1B 0.345% of the next $3B 0.33% of the excess over $5B
Invesco Oppenheimer Gold & Special Minerals Fund	0.75% of the first $200M 0.72% of the next $150M 0.68% of the next $350M 0.56% of the next $1.3B 0.46% of the next $2B 0.41% of the next $2B 0.385% of the next $2B 0.36% of the excess over $8B

[1]	The advisory fee payable by the Fund shall be reduced by any amounts paid by such Fund under the Administrative Services Agreement between such Fund and Invesco.

2.

The following reduced fee schedules replace in their entirety the current advisory fee schedules under the heading “Investment Advisory and Other Services – Investment Adviser” in the SAI for each Fund.

Fund	Reduced Fee Schedule
Invesco American Value Fund	0.72% of the first $500M 0.715% of the next $500M 0.585% of the next $1B 0.5625% of the next $4B 0.5425% of the excess over $6B

Fund	Reduced Fee Schedule
Invesco Dividend Income Fund	0.6325% of the first $500M 0.6125% of the next $500M 0.60% of the next $600M 0.5325% of the next $400M 0.45% of the next $2B 0.40% of the next $2B 0.375% of the next $2B 0.35% of the excess over $8B
Invesco Intermediate Term Municipal Income Fund	0.50% of the first $500M 0.45% of the next $250M 0.425% of the next $250M 0.3325% of the excess over $1B
Invesco Oppenheimer Main Street Mid Cap Fund[1]	0.735% of the first $200M 0.73% of the next $200M 0.69% of the next $200M 0.66% of the next $200M 0.60% of the next $4.2B 0.58% of the excess over $5B
Invesco Quality Income Fund	0.47% of the first $100M
0.44% of the next $150M
0.4125% of the next $250M
0.3825% of the next $2B
0.38% of the next $2.5B
0.365% of the next $2.5B
0.34% of the next $2.5B
0.295% of the next $2.5B
0.27% of the excess over $12.5B
Invesco Oppenheimer Rochester® California Municipal Fund[1]	0.48% of the first $500M 0.455% of the next $250M 0.425% of the next $250M 0.38% of the next $500M 0.37% of the next $500M 0.355% of the next $500M 0.35% of the next $1.5B 0.33% of the excess over $4B
Invesco Oppenheimer Rochester® Municipals Fund[1]	0.48% of the first $500M 0.455% of the next $4.5B 0.45% of the next $3B 0.44% of the next $6B 0.42% of the excess over $14B

Fund	Reduced Fee Schedule
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund[1]	0.51% of the first $500M 0.41% of the next $250M 0.40% of the next $250M 0.38% of the next $1B 0.345% of the next $3B 0.33% of the excess over $5B
Invesco Short Duration High Yield Municipal Fund	0.4825% of the first $100M 0.4325% of the next $150M 0.4075% of the next $250M 0.3825% of the next $4.5B 0.3725% of the next $5B 0.3525% of the excess over $10B
Invesco Technology Fund	0.67% of the first $500M 0.64% of the next $500M 0.52% of the next $1B 0.45% of the next $2B 0.40% of the next $2B 0.375% of the next $2B 0.35% of the excess over $8B
Invesco Oppenheimer Gold & Special Minerals Fund	0.75% of the first $200M 0.72% of the next $150M 0.68% of the next $350M 0.56% of the next $1.3B 0.46% of the next $2B 0.41% of the next $2B 0.385% of the next $2B 0.36% of the excess over $8B

[1]	The advisory fee payable by the Fund shall be reduced by any amounts paid by such Fund under the Administrative Services Agreement between such Fund and Invesco.

3.	The compensation styled Rule 12b-1 plans for the following Funds’ share classes are being replaced with reimbursement styled Rule 12b-1 plans:

Fund	Class
Invesco Oppenheimer Discovery Mid Cap Growth Fund	Class C
Class R
Invesco Dividend Income Fund	Class A
Invesco Real Estate Fund	Class A
Invesco Oppenheimer Rochester® Municipals Fund	Class C
Invesco Oppenheimer Rochester® Pennsylvania Municipal Fund	Class C
Invesco Short Duration High Yield Municipal Fund	Class A
Invesco Short Term Bond Fund	Class A
Invesco Small Cap Growth Fund	Class A
Class C
Invesco Technology Fund	Class A
Class C

Accordingly, all references to the above Funds’ share classes’ Rule 12b-1 plans as compensation style plans are replaced with reimbursement style plans.

4.

The information relating to the Invesco Government Money Market Fund’s Class C shares appearing in the table under the heading “Distribution of Securities – Distribution Plans” in the Invesco Government Money Market Fund’s SAI is replaced in its entirety with the following:

Class C
0.75%

5.

The following information is added to the commodities fundamental restriction under the heading “Description of the Funds and their Investments and Risks – Fund Policies – Fundamental Restrictions” in the SAI for each of Invesco Oppenheimer Small Cap Value Fund, Invesco Oppenheimer Mid Cap Value Fund, Invesco Oppenheimer Equity Income Fund, Invesco Oppenheimer Dividend Opportunity Fund, Invesco Oppenheimer Government Cash Reserves Fund, Invesco Oppenheimer Limited-Term Bond Fund, Invesco Oppenheimer Real Estate Fund, Invesco Oppenheimer International Diversified Fund, Invesco Oppenheimer Portfolio Series: Moderate Investor Fund, Invesco Oppenheimer Main Street Mid Cap Fund, Invesco Oppenheimer Discovery Mid Cap Growth Fund, Invesco Oppenheimer Rochester Municipals Fund and Invesco Oppenheimer Rochester California Municipal Fund:

Notwithstanding the above restriction, the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6.

The following information is added to fundamental restriction number (6) under the heading “Description of the Funds and their Investments and Risks – Fund Policies – Fundamental Restrictions” in the SAI for Invesco Small Cap Growth Fund:

For Invesco Small Cap Growth Fund, notwithstanding the above restriction, the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

7.

The following information is added to fundamental restriction number (4) under the heading “Description of the Funds and their Investments and Risks – Fund Policies – Fundamental Restrictions” in the SAI for each of Invesco Oppenheimer International Diversified Fund and Invesco Oppenheimer Portfolio Series: Moderate Investor Fund:

The Fund will make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of investment companies.